Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	May 31, 2014	May 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (2,721,653)	$ (3,274,397)	$ (11,085,087)	$ (9,435,541)	$ (12,431,413)	$ (9,568,301)
Accumulated (deficit)	(57,519,320)		(57,519,320)		(46,434,232)	(34,002,819)
Insurance coverage, per depositor at each financial	250,000		250,000		250,000	250,000
Balance in excess of federally insured limits	1,468,000		1,468,000		4,589,000	386,000
Impairment charges	0	0	0	0
Amortization period of intangible assets					10 years
Estimated future unvested option forfeitures			0.00%		0.00%
Deferred offering costs	43,292		43,292		68,292	96,930
Common stock options and warrants to purchase			23,055,950	31,970,327	30,806,373	18,146,938
Additional common shares if convertible debt is converted to common stock			7,628,333		5,695,000
Unrecognized benefits	0	0	0	0	0	0
Direct costs associated with the convertible notes					120,000
Amortization of deferred offering costs		3,332		120,000	120,000
Patents
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets			10 years
Stock Rescission Liability
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs					68,300	97,000
Convertible Debt
Summary Of Significant Accounting Policies [Line Items]
Face amount of notes	6,596,250		6,596,250		4,271,250
Equity Securities
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs					$ 2,084,000
Series B Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Preferred Stock Shares authorized to be issued	400,000		400,000		400,000	400,000
Common stock options and warrants to purchase	95,100		95,100		95,100	95,100
Common shares issued upon conversion of preferred stock			951,000		951,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Preferred Stock Shares authorized to be issued	5,000,000		5,000,000		5,000,000
Income tax examination, year under examination			2014
Minimum
Summary Of Significant Accounting Policies [Line Items]
Income tax examination, year under examination			2012